RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 3,510	$ 502	¥ 2,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Yazhou Wu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 3,510
Shanghai China Europe
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to a related party	¥ 1,975		¥ 2,452
Shanghai Fenghe
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties			2,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Related party
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 2,000
Amount due to a related party	¥ 1,975	$ 282	¥ 2,452